Interest and Finance Costs, details (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Interest and Finance Costs [Abstract]
Interest expense	$ 7,600	$ 7,021	$ 4,494
Amortization of financing costs	473	379	278
Commitment fees and other costs	67	218	152
Interest and finance costs	$ 8,140	$ 7,618	$ 4,924